Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Cost of merchandise sold	$ 168,000	$ 101,000	$ 29,000
Inventories	407,233	$ 310,550	$ 228,353
Pre-launch inventory awaiting facility approval
Inventories [Line Items]
Inventories	$ 4,500